ITEM 1. REPORTS TO STOCKHOLDERS

                                 Combined Penny Stock Fund, Inc.




                                          1998 Annual Report

The Company

     Combined Penny Stock Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

     Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders

     This past year has been a difficult time to hold micro-cap stocks. The winners were the exception to the norm. The vast majority slumped lower...and then still lower. For the first time since the third quarter of 1990, investors headed for the hills, pulling money out of the funds. The Dow saw a correction of approximately 17% during the 3rd quarter from its July 17 record of 9,337.97, with the small-cap and micro-cap issues being particularly hard hit. In the 3rd quarter alone, the Russell 2000 Index was down 20.15% and the Small Cap Stock Index was down 21.47%.

     A 20% drop is the commonly accepted definition of a bear market, which historically can precede long periods of decline or little gain. Small stocks, which have lagged large stocks since 1993, are leading the overall markets decline. The Russell 2000 has fallen more than three times as much as the S&P 500, in percentage terms, since April of 1998. This years deterioration has resulted in a terrible market for stock offerings and steep losses for small companies.

     We continue to hold a number of positions in companies that we consider to be turn around opportunities and are confident that upward movement in the small-cap market will allow us to post attractive gains those year. The question is whether or not the small cap market will come back with any vigor. Investors have been rattled by a series of events that they barely understand, from the collapse of the Russian ruble in mid August to the near bankruptcy of the Long-Term Capital Markets hedge fund at the end of September. The market may be signaling a genuine economic turning point: that the United States, after more than seven years of healthy expansion, is stumbling into a sharp slowdown or even a recession.

     Guardian Technologies International Inc.(NASDAQ; GRDN) is one of our core positions that is progressing nicely. This company is a manufacturer of high end ballistic protective equipment for the law enforcement, military, and security industries. The President and Chairman of the Board is Oliver L. North. They recently signed a joint sales and marketing agreement with NS Microwave from San Diego. NS Microwave is a leading designer, developer, integrator and manufacturer of microwave controlled video, monitoring and communications system to the law enforcement and security industries. This will represent Guardian's entrance into the consulting services arena and is expected to broaden their revenue base. We anticipate continue good performance from this position.

     The Fund is aware of the Year 2000 issue and the concerns surrounding it. The Year 2000 issues arise because many computer hardware and software systems use only two digits to represent the year. As a result, these systems and programs may not calculate dates beyond 1999 which may cause errors in information or system failures. The Fund has taken steps to assess its internal systems for Year 2000 compliance. We have also taken steps to determine the status of critical business partners (custodian, transfer agent, national security exchange) Year 2000 compliance programs. Management does not believe future costs to the Fund relating to the Year 2000 issues will be material; however, it is uncertain whether or to what extent the Fund may be affected by such matters.

Thanks to our shareholders for their continued support of the Fund,

John R. Overturf, Jr.
Combined Penny Stock Fund, Inc.       September 30, 1998

Corporate Information

-------------------------------------------------------------------------------


Officers and Directors                                 Stock Transfer Agent
John R. Overturf, Jr., President/Director     American Securities Transfer, Inc.
Dr. A. Leonard Nacht, Secretary/Director         938 Quail Street, Suite 101
Brian E. Power, Director                         Lakewood, CO  80215
Jeffrey J. Kormos, Director
Corporate Headquarters                                 Independent Auditors
Combined Penny Stock Fund, Inc.               Stockman Kast Ryan & Company, P.C.
6180 Lehman Drive, Suite 103                     102 North Cascade, Suite 450
Colorado Springs, CO  80918                      Colorado Springs, CO  80903
Custodian of Portfolio Securities                         Counsel
S Bank                                           Brenman, Key & Bromberg, P.C.
                                                 Mellon Financial Center
                                                 1775 Sherman Street, Suite 1001
                                                 Denver, CO  80203



                                  2

Statement of Investments in Unaffiliated Issuers as of September 30, 1998
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                             Common Stocks - 41.82%

                              Communications - .14%

 5,682   Voice It Worldwide, Inc. - units                             $   1,598


                        Data Processing\Computer - 1.64%

  7,500   Prism Software Corporation                                   $     375
 12,500   Syscom, Int'l. Corp.                                            17.969
          Group Subtotal:                                                 18,344


                             Entertainment - 15.14%

 15,000   Global Casinos, Inc. - wts. (b)                            $      --
 55,210   Global Casinos, Inc.                                           75,914
 10,000   Kings Road Entertainment                                       11,250
115,000   J2 Communications, Inc.                                        68,281
 13,000   Southshore Corporation                                            812
  5,000   Team Communications, Inc.                                      12,812
          Group Subtotal:                                               169,069


                              Manufacturing - 6.87%

135,000   Cable and Co. Worldwide, Inc.                              $      945
 10,000   Grip Technologies, Inc.                                         3,500
 10,000   Luxor Industrial Corp                                          10,645
 10,000   Training Devices, Inc. (b)                                     12,500
 36,500   Veritec, Inc.                                                  49,045
          Group Subtotal:                                                76,635





                                                                               2

Statement of Investments in Unaffiliated Issuers as of September 30, 1998
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------



                       Common Stocks - 41.82% (Continued)

                                 Medical - 6.02%

 32,000   Healthwatch, Inc.                                          $   32,000
 25,000   MicroSure, Inc.                                                 9,375
 65,000   Organic Solutions, Inc.                                           845
 20,000   Cell Robotics                                                  21,250
  2,500   Sigma Pharmaceuticals, Inc.                                     3,750
          Group Subtotal:                                                67,220

                                  Mining - .52%

 19,500   Globex Mining Enterprises, Inc.                            $    5,838


                               Oil and Gas - 4.40%

 42,500  The Exploration Corporation                                 $   49,140


                               Restaurants - 3.64%

 50,000  Western Country Clubs, Inc.                                 $   40,625


                                 Retail - 3.45%

117,000  Optimax Industries, Inc.                                    $    2,340
  1,855  Premier Concepts, Inc.                                             812
115,000  Premier Concepts, Inc. - wts                                     3,594
 27,000  Premium Cigars Int'l.                                           26,156
 10,000  White Wings Labs. Inc.                                           5,625
         Group Subtotal:                                                 38,527


TOTAL COMMON STOCKS (Cost $1,387,686)                                 $ 466,996



                                                                               3

Statement of Investments in Unaffiliated Issuers as of September 30, 1998
-------------------------------------------------------------------------------


Principal                                                             Value (a)
-------------------------------------------------------------------------------


                         Corporate Notes - 19.25%

$ 90,000  Global Casinos, Inc., 12% per annum due 1999                $  90,000
          (Cost $90,000)
 125,000  Sea Ranch California, LLC., 12% per annum due 1998            125,000
          (Cost $125,000)
          Total Corporate Notes (Cost $215,000)                       $ 215,000

Total Investments in Securities of Unaffiliated Issuers

          (Cost $1,602,686)                                           $ 681,996



Statement of Investments in Affiliated Issuers as of September 30, 1998
-------------------------------------------------------------------------------
Shares or

Principal                                                             Value (a)
-------------------------------------------------------------------------------


                             Common Stocks - 36.93%

 89,000   Guardian Technologies, Inc. (c)                          $    222,500
138,108   Redwood Broadcasting, Inc.  (c)                               189,899
          Group Subtotal:                                               412,399



Total Investments in Securities of Affiliated Issuers

(Cost $366,739)                                                     $   412,399

         (a) See Note 1 of notes to financial statements.

         (b) Restricted security, see Note 2 of notes to financial statements.
         (c) See Note 3 of notes to financial statements.

Total Investments in Securities of Unaffiliated

   Issuers  (Cost $1,602,686)                          61.07%      $    681,996
Total Investments in Securities of Affiliated
Issuers (Cost $366,739)                                36.93%           412,399
Total Investments                                      98.00%         1,094,395
Other Assets, Net of Liabilities                        2.00%            22,240
Total Net Assets                                      100.00%      $  1,116,635

                    See notes to financial statements

                                                                               4

Assets and Liabilities as of September 30, 1998
-------------------------------------------------------------------------------



Assets
Investments:

Investments in securities of unaffiliated issuers
 (identified cost $1,602,686)                                         $ 681,996
Investments in securities of affiliated issuers
 (identified cost $366,739)                                             412,399
Total                                                                 1,094,395

Cash and Equivalents                                                     23,095

Other Assets                                                                 --

Total Assets                                                          1,117,490
Liabilities
Payables:
Accounts Payable                                                            855

Total Liabilities                                                           855

Net Assets                                                          $ 1,116,635

Net Asset Value per Share                                           $      .020

Capital Stock and Accumulated Loss as of September 30, 1998
-------------------------------------------------------------------------------


Common Stock, $.001 par value, 100,000,000 shares

    authorized, 54,561,000 issued and outstanding                  $     54,561
Additional paid-in capital                                            6,015,628
Accumulated Loss:
Net investment loss                                                  (2,935,955)
Accumulated realized loss                                            (1,142,569)
Net unrealized depreciation of investments                            ( 875,030)
Total accumulated loss                                               (4,953,554)

Total Capital Stock and Accumulated Loss                            $ 1,116,635

                            See notes to financial statements

                                                                               5

Investment Loss:

Interest income (including $4,233 from affiliate)                    $   32,621
Total income                                                             32,621

Expenses:
Salaries

Office expenses and accounting services
Audit                                                                     9,552
Reports to shareholders                                                   7,898
Transfer agent                                                            6,643
Custodian                                                                 4,840
Directors' fee                                                            3,000
Office                                                                    3,072
Travel                                                                    2,278
Other                                                                     2,501
Total expenses                                                          125,383
Net Investment Loss                                                     (92,762)
Realized Gain and Unrealized Depreciation on Investments:
Net realized gain from investment transactions                          107,951
Net unrealized depreciation of investments                             (785,587)

Net Realized Gain and Unrealized Depreciation on Investments           (677,636)

Net Decrease in Net Assets from Operations                          $  (770,398)

Statements of Changes in Net Assets for the Years Ended September 30, 1997 and 1996
-------------------------------------------------------------------------------


                                                 1998                    1997
From Operations:

Net investment loss                      $   (92,762)                 $ (58,350)
Net realized gain from investment
 transactions                                107,951                    211,212
Net unrealized depreciation of investments  (785,587)                    (3,170)
Net increase(decrease) in net assets from
operations                                  (770,398)                   149,692
From Capital Stock Transactions:
Purchase of treasury stock                   (68,800)                         0
Net Assets - beginning of period           1,955,833                  1,806,141
Net Assets - end of period               $ 1,116,635                $ 1,955,833
                        See notes to financial statements

                                                                               6

Financial Highlights

-------------------------------------------------------------------------------



                                       For the Years Ended
                                          September 30...

                                  1998       1997       1996      1995     1994
Per Share:

Income from investments        $  .001    $  .001     $ .001   $   -     $   -
Expenses                         (.002)     (.002)     (.004)   (.003)    (.003)
Net investment loss              (.001)     (.001)     (.003)   (.003)    (.003)
Net realized gain and realized
 appreciation (depreciation) of
 investments                     (.013)      .004       .005     .009      .008
Net increase (decrease) in net
 asset value                     (.014)      .003       .002     .006      .005
Net Asset Value:

Beginning of year                 .034       .031       .029     .023      .018
End of year                     $ .020     $ .034      $.031   $ .029    $ .023
Total investment return (1)    (41.18%)     9.68%      6.90%   26.09%    27.78%


Ratios:

Expenses to average net assets   8.23%      7.87%     12.39%   13.75%    13.66%
Net investment

  loss to average net assets     6.09%      3.33%      9.02%   11.85%    12.97%
Portfolio turnover rate (2)     67.13%     96.88%    514.76%  861.87%   663.96%

     (1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

     (2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the year ended September 30, 1998 were $942,807 and $1,003,741, respectively.

                        See notes to financial statements

                                                                               7

Notes to Financial Statements

-------------------------------------------------------------------------------


1. Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of September 30, 1998 are non-income producing securities.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                                               8

2.  Restricted Securities

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. Valuations for such securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 1998. These securities comprised 1.96% of the Fund's net assets at such time.

Description Date of Acquisition Cost Value Global Casinos, Inc. - wts July 7, 1997 $ 0 $ 0 Training Devices, Inc. February 20, 1997 12,500 12,500 Total $ 12,500 $12,500

The Fund has no right to require registration of the above restricted securities.

3. Investments in Securities of Affiliated Issuers

At September 30, 1998, the Fund holds either a direct or indirect ownership of 5% or more of the voting securities of the following securities:

                                                                Purchases During

                                                    Fair         The Year Ended

Description                          Cost          Value     September 30, 1998
Common Stock:
Redwood Broadcasting, Inc.      $ 192,193        $ 189,899             $ 13,125
Guardian Technologies, Inc.       174,546          222,500               15,063
Total                           $ 366,739        $ 412,399             $ 28,188


4.  Unrealized Gains and Losses

At September 30, 1998, the net unrealized depreciation of investments of $875,030 was comprised of gross appreciation of $48,265 for those investments having an excess of value over cost and gross depreciation of $923,295 for those investments having an excess of cost over value.

                                                                               9

5.  Income Taxes

There is no income tax provision in 1998 as the accumulated loss related deferred tax asset of $492,000 continues to be fully reserved. The deferred tax assets and related valuation allowance each decreased $6,000 during the year ended September 30, 1998 due to the utilization of operating loss carryovers. Accumulated net investment loss carryovers for income tax purposes total $1,231,000 at September 30, 1998, and will expire in varying amounts through 2008.

6. Investment Diversification Due to certain security aquistions and net unrealized depreciation of investments, the Fund was not in compliance with its established diversification policy or the requirements for diversified investment companies under the Investment Company Act of 1940 as of September 30, 1998.

                      End of notes to financial statements

-------------------------------------------------------------------------------
                          Independent Auditors' Report

To the Board of Directors and Shareholders,
Combined Penny Stock Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments in affiliated and unaffiliated issuers and of capital stock and accumulated loss of Combined Penny Stock Fund, Inc. (the Fund) as of September 30, 1998, and the related statements of operations for the year then ended and of changes in net assets for the years ended September 30, 1998 and 1997, and the financial highlights for the years ended September 30, 1998, 1997 and 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 1995 were audited by other auditors whose report dated October 26, 1995, on those statements included an explanatory paragraph that described the estimation of values of securities without readily ascertainable market values discussed in Note 1 to the financial statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Combined Penny Stock Fund, Inc. at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 1998 and 1997, and the financial highlights for the years ended September 30, 1998, 1997 and 1996 in conformity with generally accepted accounting principles.

The financial statements include securities valued at $224,969 at September 30, 1998, representing 20% of net assets, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values, or are thinly traded securities. We have reviewed the procedures used by the Board of Directors in arriving at their estimate of value of such securities and have inspected underlying documentation and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

STOCKMAN KAST RYAN & COMPANY, P.C.
Colorado Springs, Colorado
October 21, 1998

                                                                              10

Corporate Information

-------------------------------------------------------------------------------


Officers and Directors                                     Stock Transfer Agent
John R. Overturf, Jr., President/Director   American Securities Transfer, Inc.,
Dr. A. Leonard Nacht, Secretary/Director            938 Quail Street, Suite 101
Brian E. Power, Director                                    Lakewood, CO  80215
Jeffrey J. Kormos, Director

Corporate Headquarters                                     Independent Auditors
Combined Penny Stock Fund, Inc.               Stockman Kast Ryan & Company, P.C.
6180 Lehman Drive, Suite 103                102 North Cascade Avenue, Suite 450
Colorado Springs, CO  80918                    Colorado Springs, CO  80903-1418

Custodian of Portfolio Securities                                       Counsel
US Bank                                            Brenman, Key & Bromberg, P.C.
                                                        Mellon Financial Center
                                                1775 Sherman Street, Suite 1001

                                                               Denver, CO  80203

                                       11

                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       Co. Spgs., CO
                                                      Permit No. 440

Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918

ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,100 in 1997 and $9,800 in 1998.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,700 in 1997 and $1,750 in 1998. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Stockman Kast Ryan & Company must be pre-approved by the audit committee. All services performed during 1997 and 1998 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 0%

     (d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 1997 and NONE in 1998.

(h) The registrants audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant last fiscal half-year (the registrant second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

--------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Combined Penny Stock Fund, Inc.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf,  President

Date:  November 08, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John R. Overturf
John R. Overturf, President

Date:   November 08, 2004

By (Signature and Title)* /s/Stan Pittman
Stan Pittman, Chief Accounting Officer

Date:  November 08, 2004

Fund Directors

                                   Business Experience
                                   and Directorships

Name, Age and Address  Position    During the Past 5 Years

---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                                  1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73) Secretary    From April 1990 to October 1991,
P.O. Box 1679        since April   Dr. Nacht was Secretary of Redwood
Edwards, CO 81632       1990       MicroCap Fund, Inc. ("RWCF"). From
                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.

Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the
                                       Colorado Springs chapter of the National
                                       Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary